Note 5 - Property and Equipment, Net - Components of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Gross	$ 3,579	$ 8,485
Less accumulated depreciation and amortization	(3,579)	(3,578)
Property and equipment, net	0	4,907	[1]
Laboratory Equipment [Member]
Property and Equipment, Gross	2,787	2,821
Construction in Progress [Member]
Property and Equipment, Gross	0	4,872
Tooling [Member]
Property and Equipment, Gross	$ 792	$ 792

[1]	The condensed consolidated balance sheet as of December 31, 2020 has been derived from the audited financial statements as of that date included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020.